Partners' Capital Schedule of changes in Series B Preferred Units (Tables)	12 Months Ended
Dec. 31, 2013
Statement of Partners' Capital [Abstract]
Schedule of changes in Series B Preferred Units [Table Text Block]
The following table reflects the activity of the Series B Preferred Units for the for the year ended December 31, 2013 (in thousands), which activity is included within the Company's Consolidated Statements of Partners' Capital:

Balance at December 31, 2012	$—
Issuance of Series B Preferred Units	193,623
Net income	8,057
Distributions	(8,057)
Balance at December 31, 2013	$193,623